Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,899.09
Total Fee Amount	1,899.09
Total Transaction Valuation	13,751,545
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A